Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Summary of Impact of Implementation of IFRS 16 on Consolidated Statement of Financial Position (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Non-current assets
Right-of-use assets	¥ 61,549
Lease prepayments			¥ 21,568
Interests in associates	39,192		38,051
Deferred tax assets	7,577		6,544
Other assets	4,687		4,840
Current assets
Prepayments and other current assets	22,219		23,619
Current liabilities
Accounts payable	102,616		107,887
Current portion of lease liabilities	11,569	¥ 10,260
Current portion of finance lease obligations			101
Non-current liabilities
Lease liabilities	42,146		216
Finance lease obligations/lease liabilities	30,577		115
Equity
Total equity attributable to equity holders of the Company	352,510		343,069
Non-controlling interests	¥ 2,530		¥ 1,030
Carrying amounts under IFRS 16 at January 1, 2019 [member]
Non-current assets
Right-of-use assets		65,524
Lease prepayments		0
Interests in associates		37,788
Deferred tax assets		7,220
Other assets		4,094
Current assets
Prepayments and other current assets		23,101
Current liabilities
Accounts payable		107,787
Current portion of lease liabilities		10,260
Current portion of finance lease obligations		0
Non-current liabilities
Lease liabilities		35,604
Finance lease obligations/lease liabilities		0
Equity
Total equity attributable to equity holders of the Company		340,629
Non-controlling interests		1,027
Adjustments on January 1, 2019 with the application of IFRS 16 [member]
Non-current assets
Right-of-use assets		65,524
Lease prepayments		(21,568)
Interests in associates		(263)
Deferred tax assets		676
Other assets		(746)
Current assets
Prepayments and other current assets		(518)
Current liabilities
Accounts payable		(100)
Current portion of lease liabilities		10,260
Current portion of finance lease obligations		(101)
Non-current liabilities
Lease liabilities		35,604
Finance lease obligations/lease liabilities		(115)
Equity
Total equity attributable to equity holders of the Company		(2,440)
Non-controlling interests		¥ (3)